Intangible Assets, Net - Schedule of Intangible Assets Consisted (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Intangible Assets Consisted [Abstract]
Software	$ 2,340,000	$ 301,247
Less: accumulated amortization	(117,000)	(15,062)
Total	$ 2,223,000	$ 286,185